LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

18.LEASES

The Group’s leases mainly related to buildings and the rights to use the land. The total expense related to short-term leases was insignificant for period of 2021, 2022 and 2023, and sublease income of the Group which was recognized in revenues in the consolidated statements of comprehensive income was RMB134, RMB119 and RMB143 for the years ended December 31, 2021, 2022 and 2023, respectively. The Group recognized a negative lease expense of RMB88, RMB281 and RMB98 for 2021, 2022 and 2023 under the relief of lease concession from COVID-19 as the Group elects using the variable lease expense approach.

A summary of supplemental information related to operating leases in 2022 and 2023 is as follows:

	Years Ended December 31,
	2022	2023
Lease cost:
Operating fixed lease cost	4,186	4,217
Finance lease cost
— Amortization of ROU assets	93	87
— Interest on lease liabilities	116	114
Operating variable lease cost	(144)	110
Total lease cost	4,251	4,528

Other information:
Weighted average remaining lease term
Operating leases	13 years	13 years
Finance leases	28 years	27 years
Weighted average discount rate
Operating leases	6.28%	6.27%
Finance leases	3.98%	4.29%

As of December 31, 2023, the maturities of lease liabilities, excluding operating lease liabilities classified in liabilities held for sale (Note 9), in accordance with ASC 842 in each of the next five years and thereafter are as follows:

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2024	4,073	155
2025	3,981	159
2026	3,788	161
2027	3,615	165
2028	3,384	168
Thereafter	22,282	4,056

Total minimum lease payments	41,123	4,864

Less: amount representing interest	13,299	2,122

Present value of minimum lease payments	27,824	2,742

As of December 31, 2023, the Group has entered 25 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB5,504, which is not reflected in the consolidated balance sheets.

As of December 31, 2022, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter were as follows:

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2023	4,209	142
2024	4,196	146
2025	3,989	146
2026	3,793	148
2027	3,605	151
Thereafter	24,547	3,539

Total minimum lease payments	44,339	4,272

Less: amount representing interest	12,929	1,718

Present value of minimum lease payments	31,410	2,554

Supplemental cash flow information related to leases for the years ended December 31, 2022 and 2023 are as follows:

	Years Ended December, 31
	2022	2023
Cash paid for amounts included in the measurement of operating lease liabilities	3,295	4,440
Cash paid for amounts included in the measurement of finance lease liabilities	106	68
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	1,010	343
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	(161)	361
Non-cash right-of-use assets obtained in acquisition for operating lease	171	—
Non-cash lease liabilities obtained in acquisition for operating lease	144	—